Earnings per Share - Narrative (Details) - shares shares in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Earnings per share [abstract]
Anti-dilutive shares (in shares)	814	2,643	814